Investment Strategy - Angel Oak Total Return ETF	Apr. 18, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in agency and non-agency residential mortgage-backed securities (“RMBS”); U.S. Treasury and U.S. government agency securities; corporate debt, including bank-issued subordinated debt; commercial mortgage-backed securities (“CMBS”); collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), collateralized mortgage obligations (“CMOs”), collateralized bond obligations (“CBOs”), asset-backed securities (“ABS”), including securities or securitizations backed by assets such as credit card receivables, student loans, automobile loans, and residential and commercial real estate, and other debt securitizations (collectively, “Structured Products”); mortgage loans, secured and unsecured consumer loans, commercial loans and pools of such loans (collectively, “Loans”); and municipal securities.

The Fund may invest in the securities of other investment companies, including closed-end investment companies and open-end investment companies, which may operate as traditional mutual funds, exchange-traded funds (“ETFs”) or business development companies (“BDCs”). The other investment companies in which the Fund invests may be part of the same group of investment companies as the Fund.

The Fund will concentrate its investments in agency and non-agency RMBS and CMBS, mortgage loans, and other securities of issuers related to mortgages and real estate (“Mortgage Related Instruments”). This means that, under normal circumstances, the Fund will invest more than 25% of its assets in Mortgage Related Instruments (measured at the time of purchase). The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in Mortgage Related Instruments is fundamental and may not be changed without shareholder approval.

The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries, without limitation. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars.

The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.

The Fund may invest, without limitation, in securities of any maturity and duration. Under normal market conditions, the Fund’s target portfolio duration is two to eight years, and the target weighted average maturity of the Fund’s portfolio is two to fifteen years. Maturity refers to the length of time until a debt security’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Duration incorporates a security’s yield, coupon, final maturity, call and put features, and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.

The Fund may invest, without limitation, in securities of any quality, including high-yield securities (also known as “junk bonds”), and securities that are not rated by any rating agencies. Under normal market conditions, the Fund will not invest more than 20% of its total assets in high-yield securities. These high-yield securities will be rated BB+ or lower by S&P Global Ratings or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Adviser or the Subadviser (as defined below) may determine whether it is of comparable quality and therefore eligible for the Fund’s investment.

In pursuing its investment objective or for hedging purposes, the Fund may utilize borrowing and various types of derivative instruments, including swaps, futures contracts, and options, although not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, credit deterioration hedging, hedges against broad market movements, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 (the “1940 Act”), meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund.

The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.

Brookfield Public Securities Group LLC, the Fund's subadviser (the "Subadviser"), is responsible for managing a portion of the Fund's portfolio that is allocated to corporate debt.

The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of the Adviser as to the best value relative to what is currently presented in the marketplace.
Investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. In selecting investments, including Structured Products, the Adviser and the Subadviser, as applicable, may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser and the Subadviser, as applicable, also analyze a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser and the Subadviser, as applicable, attempt to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser and the Subadviser, as applicable, seek to limit risk of principal by targeting assets that it considers undervalued. From time to time, the Fund may allocate its assets so as to focus on particular types of securities. As part of the investment process, the Adviser and the Subadviser, as applicable, also consider certain environmental, social and governance ("ESG") and sustainability factors that it believes could have a material impact on certain securities in which the Fund may invest. These determinations may not be conclusive, and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in agency and non-agency RMBS and CMBS, mortgage loans, and other securities of issuers related to mortgages and real estate (“Mortgage Related Instruments”). This means that, under normal circumstances, the Fund will invest more than 25% of its assets in Mortgage Related Instruments (measured at the time of purchase). The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in Mortgage Related Instruments is fundamental and may not be changed without shareholder approval.The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries, without limitation. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars.The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.The Fund may invest, without limitation, in securities of any maturity and duration. Under normal market conditions, the Fund’s target portfolio duration is two to eight years, and the target weighted average maturity of the Fund’s portfolio is two to fifteen years. Maturity refers to the length of time until a debt security’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Duration incorporates a security’s yield, coupon, final maturity, call and put features, and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.The Fund may invest, without limitation, in securities of any quality, including high-yield securities (also known as “junk bonds”), and securities that are not rated by any rating agencies. Under normal market conditions, the Fund will not invest more than 20% of its total assets in high-yield securities.